RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013 acre
Related Party Transactions Details Narrative
Overhead funding	$ 143,390
Additional funding	1,300,000
Total funding	156,610
Avere contibution in financing	1,337,019
NAMOG's contibution in financing	115,275
Area Secured gross	4,663
Area Secured net	2,239
Price of area secured per acre	135.18
White Wolf leasing acquisition	399,823
Avere's acquisition cost	292,186
Remaining obligation from Avere	55,314
Consulting expenses	60,000
Consulting expenses amount included in accounts payable	$ 40,000